Stock Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule for assumptions for estimating the fair value of options granted [Abstract]
Dividend Yield (in hundredths)	0.00%		0.00%
Risk-free interest rate (in hundredths)	0.25%		0.25%
Expected volatility (in hundredths)	74.53%		75.67%
Weighted average expected life	6 years 6 months		6 years 6 months
Weighted average per share value of options (in dollars per share)	$ 1.25		$ 2.54
Stock option activity shares [Roll Forward]
Outstanding, beginning balance (in shares)	792,500	802,500	757,500
Options exercisable, beginning balance (in shares)	599,000	446,500	298,000
Granted (in shares)	255,000	0	50,000
Excercised (in shares)	(3,000)	0	0
Forfeited (in shares)	(24,000)	(10,000)	(5,000)
Outstanding, ending balance (in shares)	1,020,500	792,500	802,500	757,500
Options exercisable, ending balance (in shares)	744,500	599,000	446,500	298,000
Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share)	$ 17.28	$ 17.54	$ 17.41
Outstanding, beginning balance (in dollars per share)	$ 16.32	$ 16.44	$ 17.60
Granted (in dollars per share)	$ 2.03		$ 3.80
Excercised (in dollars per share)	$ 4.65
Forfeited (in dollars per share)	$ 8.93	$ 17.16	$ 17.67
Outstanding, beginning balance (in dollars per share)	$ 13.11	$ 16.32	$ 16.44	$ 17.60
Outstanding, ending balance (in dollars per share)	$ 16.59	$ 17.28	$ 17.54	$ 17.41
Weighted Average Years Remaining in Contractual Term [Abstract]
Outstanding, Weighted Average Years Remaining in Contractual Term	5 years 7 months	5 years 3 months	6 years 3 months	7 years
Options exercisable, Weighted Average Years Remaining in Contractual Term	4 years 3 months	5 years 1 month	6 years	7 years
Aggregate Intrinsic Value [Abstract]
Exercised, Aggregate Intrinsic Value	$ 9
Forfeited, Aggregate Intrinsic Value	(72)
Outstanding, Aggregate Intrinsic Value, ending period	1,622
Options exercisable, Aggregate Intrinsic Value, ending period	80
Nonvested stock option and restricted stock weighted average grant date fair value [Roll Forward]
Unrecognized stock based compensation expense	305,000
Stock Options [Member]
Aggregate Intrinsic Value [Abstract]
Vested (in shares)	158,500	160,500
Nonvested stock option and restricted stock shares [Roll Forward]
Nonvested, beginning period (in shares)	193,500	356,000
Granted (in shares)	255,000
Vested (in shares)	(158,500)	(160,500)
Forfeited (in shares)	(14,000)	(2,000)
Nonvested, ending period (in shares)	276,000	193,500	356,000
Forfeited (in shares)	14,000	2,000
Nonvested stock option and restricted stock weighted average grant date fair value [Roll Forward]
Nonvested, beginning period	$ 5.31	$ 5.60
Granted	$ 1.33	$ 0
Vested	$ 5.78	$ 5.79
Forfeited	$ 1.32	$ 6.04
Nonvested, ending period	$ 1.48	$ 5.31	$ 5.60
Share-based compensation expense	94,000	745,000	810,000
Restricted Stock [Member]
Aggregate Intrinsic Value [Abstract]
Vested (in shares)	49,200	49,200
Nonvested stock option and restricted stock shares [Roll Forward]
Nonvested, beginning period (in shares)	52,200	101,400
Granted (in shares)	100,000	0
Vested (in shares)	(49,200)	(49,200)
Forfeited (in shares)	(2,000)	0
Nonvested, ending period (in shares)	101,000	52,200	101,400
Forfeited (in shares)	2,000	0
Nonvested stock option and restricted stock weighted average grant date fair value [Roll Forward]
Nonvested, beginning period	$ 16.61	$ 16.91
Granted	$ 1.89	$ 0
Vested	$ 17.24	$ 17.24
Forfeited	$ 4.65	$ 0
Nonvested, ending period	$ 1.96	$ 16.61	$ 16.91
Share-based compensation expense	51,000	848,000	848,000
Unrecognized stock based compensation expense	$ 158,000
Unrecognized stock based compensation expense recognize period	40 months